                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2


1. Name and address of issuer:                 The Victory Portfolios
                                               3435 Stelzer Road
                                               Columbus, Ohio 43219-3035
                                   --------------------------------------------
2. Name of each series or class of funds for which this notice is filed:

                                   See Attached

3. Investment Company Act File Number:    811-4852
                                          -----------------------
   Securities Act File Number    33-8982
                                 --------------------------

4. Last day of the fiscal year for which this notice is filed:
                              October 31, 1995 (See Attached)
                              -------------------------------

5. Check box if this notice is being filed more than 180 days after the close of the issuees fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24F-2 declaration:
                                           [  ]



6. Date of termination of issuer's declaration under rule 24F-2 (a)(1), if applicable:

                     ----------------------------

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year
                                                      0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24F-2:
                                 0
                     ----------------------------

9. Number and aggregate sale price of securities sold during the fiscal year:
                               Shares                   8,533,656,525.820
                               Price                    $9,675,844,043.70
                     ----------------------------

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2,

                               Shares                   8,533,656,525.820
                               Price                    $9,675,844,043.70
                     ----------------------------

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                               Shares                       31,600,064.70
                               Price                      $127,529,759.26
                     ----------------------------


12. Calculation of registration fee:

         (i) Aggregate sale price of securities sold during
             the fiscal year in reliance on rule 24F-2        $9,675,844,043.70
                                                             ------------------

        (ii) Aggregate price of shares issued in connection
             with dividend reinvestment plans:                  $127,529,759.26
                                                             ------------------

       (iii) Aggregate price of shares redeemed or repurchased
             during the fiscal year:                          $7,544,623,997.76
                                                             ------------------

        (iv) Aggregate price of shares redeemed or repurchased
             and previously applied as a reduction to filing fees
             pursuant to rule 24F-2:                           ($958,111,516.30)
                                                             ------------------

         (v) Net aggregate price of securities sold and issued
             during the fiscal year in reliance on rule 24F-2:
                                                              $1,300,638,288.90
                                                             ------------------

        (vi) Multiplier prescribed by Section 6(b) of the
             Securities Act of 1933 or other applicable law
             or registration:                                             /2900
                                                             ------------------

       (vii) Fee Due:                                               $448,495.96
                                                             ------------------

 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
                                        [     ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 12-28-95



                                 SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*       /s/ Martin R. Dean
                                 --------------------------------

                                      Martin R. Dean, Treasurer
                                 --------------------------------

     Date     12-28-95
          ----------------

* Please print the name and title of the signing officer below the signature.

 THE VICTORY PORTFOLIOS
 ----------------------

 Victory Prime Obligations

 Victory US Government Obligations

 Victory Tax-Free Money Market

 Victory Ohio Regional Stock

 Victory Diversified Stock

 Victory Limited Term Income

 Victory Government Mortgage

 Victory Ohio Municipal Bond

 Victory International Growth

 Victory Growth

 Victory Balanced

 Victory Value

 Victory Stock Index

 Victory Special Value

 Victory Special Growth

 Victory Investment Quality Bond

 Victory Intermediate Income

 Victory Financial Reserves (2)

 Victory Ohio Municipal Money Market (3)

 Victory Fund for Income (2)

 Victory Government Bond A (1)(2)

 Victory Government Bond B (1)(2)

 Victory Institutional Money Market A (1)(2)

 Victory Institutional Money Market (Service) (1)(2)

 Victory National Municipal Bond A (1)(2)

 Victory National Municipal Bond B (1)(2)

 Victory New York Tax-Free A (2)

 Victory New York Tax-Free B (2)

 1) The fiscal year end of this fund changed from April 30 to October 31 effective June 5, 1995
 2) Data on Form 24f-2 represents data from June 5, 1995 to October 31, 1995
 3) Data on Form 24f-2 represents data from September 1, 1995 to October 31,1995

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              KRAMER, LEVIN,  NAFTALIS, NESSEN, KAMIN & FRANKEL

                              919 THIRD AVENUE

                         NEW YORK, N.Y. 10022-3852




                                                                     FAX

                                                                (212) 715-8000
                                                               December 26, 1995


The Victory Portfolios
3435 Stelzer Road
Columbus, Ohio 43219-3035


                Re:  The Victory Portfolios
                     File No. 33-8982: ICA No. 811-4852


Gentlemen:


        We have acted as counsel to The Victory Portfolios (the "Company"), a Massachusetts business trust created under a written Declaration of Trust dated and executed February 5, 1986, and delivered in Boston, Massachusetts on February 6, 1986, as amended on September 23, 1986 and October 23, 1986, and amended and restated on September 6, 1994 and amended as of September 28, 1995 (as amended, the "Declaration of Trust"), in connection with the public offering of the Company's transferable shares of beneficial interest without par value, and on various other securities and general matters. The Trustees of the Company have the powers set forth in the Declaration of Trust, subject to the terms, provisions and conditions therein provided. Under Article V, Section A of the Declaration of Trust, the number of shares of beneficial interest authorized to be issued under the Declaration of Trust is unlimited and the Trustees are authorized to divide the shares into one or more series of shares and one or more classes thereof as they deem necessary or desirable. Under
Article V, Section A, the Trustees may issue shares of any series or class for such consideration and on such terms as they may determine without action or approval of shareholders.


        Pursuant to Article V, Section A, the Trustees established separate series of shares, designated as follows: Balanced Fund; Diversified Stock Fund; Financial Reserves

KRAMER, LEVIN, NAFTALIS, NESSEN, KAMIN & FRANKEL

The Victory Portfolios
December 26, 1995
Page 2


Fund; Fund For Income; Government Bond Fund (Class A and Class B shares); Government Mortgage Fund; Growth Fund; Institutional Money Market Fund (Service Class and Institutional Class shares); Intermediate Income Fund; International Growth Fund; Investment Quality Bond Fund; Limited Term Income Fund; National Municipal Bond Fund (Class A and Class B shares); New York Tax-Free Fund (Class A and Class B shares); Ohio Municipal Bond Fund; Ohio Municipal Money Market Fund; Ohio Regional Stock Fund; Prime Obligations Fund; Special Growth Fund; Special Value Fund; Stock Index Fund; Tax-Free Money Market Fund, U.S. Government Obligations Fund; and Value Fund (collectively, the "Funds").

        Fund For Income, Financial Reserves Fund, Government Bond Fund, Institutional Money Market Fund, National Municipal Bond Fund, New York Tax
Free Fund and Ohio Municipal Money Market Fund (the "Reorganized Funds") are the successors to Fund For Income Portfolio, Financial Reserves Portfolio, Government Bond Portfolio, Institutional Money Market Portfolio, National Municipal Bond Portfolio, New York Tax-Free Portfolio and Ohio Municipal Money Market Portfolio, respectively (the "Predecessor Funds"), which were series portfolios of The Victory Funds (File No. 2-75736, ICA No. 811-3378). The initial assets of the Reorganized Funds were transferred from the Predecessor Funds on June 5, 1995 pursuant to an Agreement and Plan of Reorganization, and the Reorganized Funds commenced operations on that date.

        We note that in a letter dated April 24, 1995, the staff of the Division of Investment Management indicated that it would not recommend enforcement action to the Securities and Exchange Commission (the "Commission") if the Reorganized Funds utilized the redemption credits of the Predecessor Funds accrued prior to the reorganization. We also note that on or about October 20, 1995, the Company filed a Notice under Rule 24f-2 with respect to Ohio Municipal Money Market Fund, which previously had a fiscal year ended August 31. The fiscal year of Ohio Municipal Money Market Fund was subsequently changed to October 31, 1995 and therefore is included in the attached Notice.

        We understand that, pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Company has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933. We further understand that, pursuant to the provisions of Rule 24f-2, the Company is filing with the Commission the Notice attached hereto making definite the registration of shares of beneficial interest of the Company (the "Shares"), sold in reliance upon Rule 24f-2 during the fiscal year ended October 31, 1995.

        We have reviewed, insofar as it relates or pertains to the Company, the Company's registration statement on Form N-1A filed with the Commission under the Securities Act of 1933 and the Investment Company Act of 1940, as amended to the date hereof, pursuant to which Shares were sold (the "Registration Statement"). We have also examined originals or copies of certified or otherwise identified to our satisfaction of such



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KRAMER, LEVIN, NAFTALIS, NESSEN, KAMIN & FRANKEL

The Victory Portfolios
December 26, 1995
Page 3



documents, trust records and other instruments we have deemed necessary or appropriate for the purpose of this opinion. For purposes of such examination, we have assumed the genuiness of all signatures and original documents and the conformity to the original documents of all copies submitted.

        We are members only of the New York bar and do not purport to be experts on the laws of any other state. Our opinion herein as to Massachusetts law is based upon a limited inquiry thereof which we have deemed appropriate under the circumstances.

        Based upon the foregoing, we are of the opinion that the Shares have been duly and validly authorized and, assuming that the Shares have been issued and sold in accordance with the Company's Declaration of Trust and Registration Statement, the Shares which the Rule 24f-2 Notice attached hereto makes definite in number were legally issued, fully paid and non-assessable.

        We consent to the filing of this opinion with the Rule 24f-2 Notice attached hereto.


                                        Very truly yours,


                                        KRAMER, LEVIN, NAFTALIS,
                                        NESSEN, KAMIN & FRANKEL